Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2014
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK CURRENT INTEREST
Central Index Key	dei_EntityCentralIndexKey	0000026262
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 13, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 14, 2015
Prospectus Date	rr_ProspectusDate	Aug. 01, 2014